Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Of Accounting Policies [Line Items]
Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions	The Group’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2023	2024
	US$	US$
Financial institutions in the mainland China
—Denominated in Chinese Renminbi (“RMB”)	5,766,176	20,758,937
—Denominated in U.S. Dollar (“USD”)	33,287,688	34,098,908
Total cash and cash equivalents balances held at mainland China financial institutions	39,053,864	54,857,845
Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R.”)
—Denominated in USD	112,226,871	332,054,790
—Denominated in Hong Kong Dollar (“HKD”)	54,584	76,857
—Denominated in RMB	10,122	9,937
Total cash and cash equivalents balances held at the HK S.A.R. financial institutions	112,291,577	332,141,584
Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	5,636,696	2,856,191
—Denominated in USD	128,818,035	89,180,624
—Denominated in RMB	3,572,231	1,273,258
Total cash and cash equivalents balances held at the UAE financial institutions	138,026,962	93,310,073
Financial institutions in United States
—Denominated in USD	20,110,736	99,836
Total cash and cash equivalents balances held at the United States financial institutions	20,110,736	99,836
Financial institutions in Singapore
—Denominated in USD	1,616,771	5,924,674
—Denominated in Singapore Dollar (“SGD”)	93,284	97,024
—Denominated in RMB	690,269	794,858
Total cash and cash equivalents balances held at the Singapore financial institutions	2,400,324	6,816,556
Financial institutions in United Kingdom
—Denominated in USD	—	1,154,000
Total cash and cash equivalents balances held at the United Kingdom financial institutions	—	1,154,000
Total cash and cash equivalents balances held at financial institutions	311,883,463	488,379,894

Schedule of Useful Life of Property Plant and Equipment

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Building	29 years
Electronic equipment and office furniture	3-5 years
Vehicle	4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Summary of Intangible Assets Amortized using Straight Line Method over Estimated Useful Lives	Intangible asset is amortized using the straight-line method over the estimated useful lives of the asset, as follows:

Category	Estimated Useful Life
Domain names	3-5 years
Trademarks	10 years

Summary of Company's Assets Measured at Fair Value on Reccurring Basis

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	Fair value measurement as of December 31, 2023 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2023
	US$	US$	US$	US$
Assets
Cash and cash equivalents:
Money market funds	55,010,000	—	—	55,010,000
Short-term investments:
Equity securities with readily determinable fair values	—	10,282,329	—	10,282,329
Total	55,010,000	10,282,329	—	65,292,329

(m)
Fair Value Measurements (continued)

	Fair value measurement as of December 31, 2024 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2024
	US$	US$	US$	US$
Assets
Cash and cash equivalents:
Money market funds	161,104,715	—	—	161,104,715
Short-term investments:
Debt securities measured at fair value under fair value option	—	19,210,788	—	19,210,788
Long-term investments:
Debt securities measured at fair value under fair value option	—	8,948,600	—	8,948,600
Total	161,104,715	28,159,388	—	189,264,103

Schedules of Concentration of Risk by Risk Factor

The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two, two and three third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the Year Ended December 31,
	2022	2023	2024
A	41%	32%	22%
B	20%	24%	25%
C	*	*	24%

* represents less than 10%

Summary of Geographic Information for Long-lived Assets	The geographic information for long-lived assets of the Group’s for the years ended December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	US$	US$
Domestic component
UAE	397,377	369,258
Foreign components
Mainland China	16,714,825	15,141,941
HK S.A.R.	62,872	18,113
Cayman Islands	940,000	700,000
Total long-lived assets	18,115,074	16,229,312